CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income	$ 286,723	$ 460,825
Other comprehensive (loss) income
Unrealized (loss) gain on investments	(9,570)	2,234
Other comprehensive (loss) income	(9,570)	2,234
Total comprehensive income	277,153	463,059
Other comprehensive (loss) income attributable to:
Shareholders of the Company	(9,570)	2,234
Non-controlling interests	0	0
Total comprehensive income attributable to:
Shareholders of the Company	243,303	422,299
Non-controlling interests	$ 33,850	$ 40,760